Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss, Net of Tax

The following table provides the changes, net of tax, in Accumulated other comprehensive loss:
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2014	$(590)	$79	$150	$(3,223)	$313	$(3,271)
Other comprehensive income/(loss)(a)	(2,099)	438	(372)	(2,432)	419	(4,045)
Balance, December 31, 2014	(2,689)	517	(222)	(5,654)	733	(7,316)
Other comprehensive income/(loss)(a)	(3,174)	(96)	(5)	921	148	(2,206)
Balance, December 31, 2015	(5,863)	421	(227)	(4,733)	880	(9,522)
Other comprehensive income/(loss)(a)	$(797)	$(73)	$96	$(740)	$(1)	$(1,514)
Balance, December 31, 2016	$(6,659)	$348	$(131)	$(5,473)	$879	$(11,036)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $3 million loss in 2016, $26 million loss in 2015 and $3 million gain in 2014.